Expenses	12 Months Ended
Jun. 30, 2024
Expenses [Abstract]
Expenses

Note 4. Expenses

	30 June	30 June	30 June
	2024 A$	2023 A$	2022 A$
General and administrative expenses
Accounting and audit	576,540	657,970	499,331
Bad debts	-	2,376	-
Consulting	120,851	23,241	226,710
Depreciation	45,981	48,662	42,606
Employee benefits	2,353,625	1,874,963	1,212,721
Expected credit losses	(11,687)	19,111	8,809
Insurance	321,679	434,699	401,121
Investor relations	206,300	194,754	38,567
Legal	195,971	233,243	520,698
Listing and share registry	163,949	152,954	164,949
Superannuation	180,092	141,539	62,647
Travel and entertainment	196,369	105,535	9,459
Share-based payment expenses - options	3,299	104,753	94,890
Share-based payment expenses - performance rights	-	122,201	-
Occupancy	24,122	-	-
Other	178,635	104,904	241,880
	4,555,726	4,220,905	3,524,388
Research and development expenses
Consulting	277,128	111,530	230,684
Project research and development	5,098,333	2,480,615	427,031
	5,375,461	2,592,145	657,715
Selling and marketing expenses
Selling	379,406	192,878	57,854
Marketing	1,310,979	474,926	113,472
Distribution costs	339,263	259,619	245,211
	2,029,648	927,423	416,537